Finance Cost and Income - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of finance income expense [line items]
Interest expense on lease liabilities	$ 60	$ 60
Net finance income/(cost) excluding exceptional items	2,282	2,047
Unwinding of discount	225	154
Bonds	32	33
Interest on provisions	19	18
Gain (loss) on early termination	127	582
Gain (loss) on remeasurement of deferred considerations	7
Mark to Market Gain (loss) Exceptional Items	$ 134	$ 283